Stock-Based Compensation (Schedule Of Assumptions Made In Calculating The Fair Value Of Options) (Details) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility, minimum	74.00%	69.00%
Expected volatility, maximum	75.00%	73.00%
Risk-free interest rate, minimum	1.90%	2.30%
Risk-free interest rate, maximum	2.60%	2.90%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years